Expense Example, No Redemption - Dearborn Partners Rising Dividend Fund - Dearborn Partners Rising Dividend Fund - Class C Shares	Jun. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	1,086
Expense Example, No Redemption, 10 Years	$ 2,352